Convertible Preferred Stock, Warrant Liability and Stockholders’ Deficit - Summary of Shares Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2017	Sep. 20, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Convertible preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01
Convertible preferred stock, shares authorized (in shares)	444,760,848	444,760,848	217,388,425
Convertible preferred stock, shares outstanding (in shares)	214,637,925		177,388,425
Convertible preferred stock, shares issued (in shares)	214,637,925		177,388,425
Convertible preferred stock, aggregate liquidation preference	$ 375,952		$ 325,952
Series A
Class of Stock [Line Items]
Convertible preferred stock, par value (in dollars per share)	$ 0.01
Convertible preferred stock, shares authorized (in shares)	68,558,220
Convertible preferred stock, shares outstanding (in shares)	68,558,220
Convertible preferred stock, shares issued (in shares)	68,558,220
Convertible preferred stock, aggregate liquidation preference	$ 19,774
Series A-1
Class of Stock [Line Items]
Convertible preferred stock, par value (in dollars per share)	$ 0.01
Convertible preferred stock, shares authorized (in shares)	24,760,915
Convertible preferred stock, shares outstanding (in shares)	24,760,915
Convertible preferred stock, shares issued (in shares)	24,760,915
Convertible preferred stock, aggregate liquidation preference	$ 49,522
Series B
Class of Stock [Line Items]
Convertible preferred stock, par value (in dollars per share)	$ 0.01
Convertible preferred stock, shares authorized (in shares)	35,775,880
Convertible preferred stock, shares outstanding (in shares)	35,775,880
Convertible preferred stock, shares issued (in shares)	35,775,880
Convertible preferred stock, aggregate liquidation preference	$ 21,581
Series C
Class of Stock [Line Items]
Convertible preferred stock, par value (in dollars per share)	$ 0.01
Convertible preferred stock, shares authorized (in shares)	24,404,770
Convertible preferred stock, shares outstanding (in shares)	24,404,770
Convertible preferred stock, shares issued (in shares)	24,404,770
Convertible preferred stock, aggregate liquidation preference	$ 70,075
Series D
Class of Stock [Line Items]
Convertible preferred stock, par value (in dollars per share)	$ 0.01
Convertible preferred stock, shares authorized (in shares)	23,888,640
Convertible preferred stock, shares outstanding (in shares)	23,888,640
Convertible preferred stock, shares issued (in shares)	23,888,640
Convertible preferred stock, aggregate liquidation preference	$ 165,000
Series E-1
Class of Stock [Line Items]
Convertible preferred stock, par value (in dollars per share)	$ 0.01
Convertible preferred stock, shares authorized (in shares)	35,544,141
Convertible preferred stock, shares outstanding (in shares)	0
Convertible preferred stock, shares issued (in shares)	0
Convertible preferred stock, aggregate liquidation preference	$ 0
Series E-2
Class of Stock [Line Items]
Convertible preferred stock, par value (in dollars per share)	$ 0.01
Convertible preferred stock, shares authorized (in shares)	16,858,078
Convertible preferred stock, shares outstanding (in shares)	0
Convertible preferred stock, shares issued (in shares)	0
Convertible preferred stock, aggregate liquidation preference	$ 0
Series F
Class of Stock [Line Items]
Convertible preferred stock, par value (in dollars per share)	$ 0.01
Convertible preferred stock, shares authorized (in shares)	177,720,707
Convertible preferred stock, shares outstanding (in shares)	3
Convertible preferred stock, shares issued (in shares)	3
Convertible preferred stock, aggregate liquidation preference	$ 0
Series G
Class of Stock [Line Items]
Convertible preferred stock, par value (in dollars per share)	$ 0.01
Convertible preferred stock, shares authorized (in shares)	37,249,497
Convertible preferred stock, shares outstanding (in shares)	37,249,497
Convertible preferred stock, shares issued (in shares)	37,249,497
Convertible preferred stock, aggregate liquidation preference	$ 50,000